Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Beginning balance	$ 951	$ 1,061
Cash flows
Principal payments	(112)	(68)
Principal payments – steelmaking coal business	0	(52)
Interest payments	(46)	(52)
Non-cash changes
Additions	164	182
Interest expense	51	49
Changes in foreign exchange rates and other	(50)	40
Sale of steelmaking coal business	0	(209)
Ending balance	958	951
Less current portion of lease liabilities	(169)	(175)
Non-current lease liabilities	$ 789	$ 776